Taxes payable (Tables)	12 Months Ended
Dec. 31, 2020
Taxes payable
Taxes payable

	As at 31 December
	2020	2019

VAT payable	1,159,562	908,491
Income tax payable	288,106	748,957
Others	597,201	444,169

Total	2,044,869	2,101,617